Cover	Jul. 10, 2025
Cover [Abstract]
Entity Registrant Name	QRONS INC.
Entity Central Index Key	0001689084
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 10, 2025
Entity File Number	000-55800
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	81-3623646
Entity Address Address Line 1	611 N. Brand Boulevard
Entity Address Address Line 2	Suite 1300
Entity Address City Or Town	Glendale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91203
City Area Code	587
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	577-9261